Income Taxes - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Tax Credit Carryforward [Line Items]
Unrecognized tax positions that if recognized would impact the effective tax rate	$ 206	$ 276	$ 294
Accrued interest and penalties included in uncertain tax positions	27
Interest and penalties recorded on uncertain tax positions	(13)	$ (11)	$ 7
Net operating loss carryforwards	3,000
Base year reserves included in retained earnings of acquired thrift institutions for which no deferred federal income tax liability has been recognized	102
Federal [Member]
Tax Credit Carryforward [Line Items]
Credit carryforwards	$ 1,200